STOCK-BASED COMPENSATION - Non-option Award Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RSU
Number of Shares
Non-vested at beginning of year (in shares)	2,948,345
Granted (in shares)	1,191,380
Vested (in shares)	(1,199,020)
Forfeited (in shares)	(324,165)
Non-vested at end of year (in shares)	2,616,540	2,948,345
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 26.05
Granted (in dollars per share)	35.01
Vested (in dollars per share)	25.12
Forfeited (in dollars per share)	27.56
Nonvested at end of year (in dollars per share)	$ 30.39	$ 26.05
Other information
Total intrinsic value, vested shares (in dollars)	$ 43	$ 27	$ 21
Total fair value, vested shares (in dollars)	$ 43	$ 27	21
PSU
Number of Shares
Non-vested at beginning of year (in shares)	3,027,876
Granted (in shares)	1,475,133
Vested (in shares)	(1,594,869)
Forfeited (in shares)	(313,570)
Non-vested at end of year (in shares)	2,594,570	3,027,876
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 37.90
Granted (in dollars per share)	41.92
Vested (in dollars per share)	34.12
Forfeited (in dollars per share)	39.26
Nonvested at end of year (in dollars per share)	$ 42.27	$ 37.90
Other information
Total intrinsic value, vested shares (in dollars)	$ 56	$ 16	3
Total fair value, vested shares (in dollars)	$ 56	$ 16	3
SSU
Number of Shares
Non-vested at beginning of year (in shares)	157,476
Vested (in shares)	(154,296)
Forfeited (in shares)	(3,180)
Non-vested at end of year (in shares)		157,476
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 25.26
Vested (in dollars per share)	25.56
Forfeited (in dollars per share)	$ 25.56
Nonvested at end of year (in dollars per share)		$ 25.26
Other information
Total intrinsic value, vested shares (in dollars)	$ 6	$ 7	9
Total fair value, vested shares (in dollars)	$ 6	$ 7	$ 9